Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ 14,334
Unrecognized loss (profit), cumulative loss	27,365
Unrecognized change in equity	107
Unrecognized change in equity, cumulative loss	1,162
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	14,334
Unrecognized loss (profit), cumulative loss	22,178
Unrecognized change in equity	107
Unrecognized change in equity, cumulative loss	1,286
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit), cumulative loss	5,187
Unrecognized change in equity, cumulative loss	₩ (124)